[logo] PIONEER
       Investments(R)







                                                          May 2, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Independence Fund (the "Trust")
     (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 15 to the Trust's registration statement on Form N-1A filed electronically with the Commission on April 25, 2008 (Accession No. 0001051010-08-000007).

     If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4388.

                                                 Very truly yours,




                                             /s/ Daniel J. Hynes
                                                 Daniel J. Hynes
                                                 Senior Legal Product Manager

cc:  Christopher J. Kelley
     Toby R. Serkin







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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